Goodwill and Other Intangible Assets	3 Months Ended
Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]

Note 4. Goodwill and Other Intangible Assets

Goodwill

Changes in the carrying amount of our goodwill for the three months ended March 31, 2013, are as follows (in thousands):

Carrying
Amount
Balance at December 31, 2012	$822,475

Effect of currency translation	(25)

Balance at March 31, 2013	$822,450

Other Intangible Assets

Other intangible assets consisted of the following at March 31 (in thousands):

	March 31, 2013		December 31, 2012
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Developed technology	$385,759	$19,182	$385,735	$9,058
Capitalized software development costs	15,966	13,233	15,831	12,996
Patents	13,645	5,337	13,533	4,952
Trademarks and trade names	16,858	1,029	16,877	592
Customer relationships	77,779	3,075	77,779	1,172
Non-compete agreement	350	224	350	194
In-process research and development	29,231	-	29,231	-

	539,588	$42,080	539,336	$28,964
Accumulated amortization	42,080		28,964
Net book value of amortizable intangible assets	$497,508		$510,372

Changes in the gross carrying amount of our other intangible assets for the three months ended March 31, 2013, are as follows (in thousands):

Gross
Carrying
Amount
Balance at December 31, 2012	$539,336

Patents, trademarks and capitalized software	252

Balance at March 31, 2013	$539,588

Amortization expense for the three month periods ended March 31, 2013 and 2012 was $13.1 million and $1.1 million, respectively.

Estimated amortization expense, for all intangible assets, for the five years subsequent to December 31, 2012 was follows (in thousands):

Year ending December 31,
2013	$52,468
2014	54,022
2015	54,166
2016	54,023
2017	$53,551